Personnel expenses - Employee development (Details) - D	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Percentage of employees who had a performance review		96.00%	95.00%
Average number of training days per employee	3	3	2